Long-term bank loans (Details)			12 Months Ended
	Sep. 08, 2020 USD ($) loan	Sep. 08, 2020 CNY (¥) loan	Sep. 30, 2021 USD ($)	Feb. 15, 2022 USD ($)	Feb. 15, 2022 CNY (¥)
Debt Instrument [Line Items]
Proceeds from long-term bank loan			$ 284,206
Monthly payment of principal	$ 22,033
Average monthly interest	$ 2,339
Outstanding principal balance on loans				$ 198,295	¥ 1,280,973
Line of Credit
Debt Instrument [Line Items]
Number of long-term loan agreements | loan	3	3
Proceeds from long-term bank loan	$ 455,813	¥ 2,988,940
Prime Rate
Debt Instrument [Line Items]
Spread on variable rate	6.41%	6.41%
Effective interest rate	10.26%	10.26%